Income Taxes (Schedule of Change in Deferred Income Tax Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 559.9	$ 513.7
Deferred income tax expense recognized in net earnings	63.7	43.9
Deferred income tax (recovery) expense recognized in OCI	(0.4)	2.3
Balance, end of year	$ 623.2	$ 559.9